Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Parenthetical) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Equity Method Investments	[1]	$ 13,194	$ 28,924
Platform Ventures [Member]
Net Investment Income [Line Items]
Equity Method Investments		$ 0	$ 0

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.